Concentrations (Tables)	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Schedule of Concentrations of Customers and Suppliers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2025, and 2024.

	For year ended September 30,
	2025			2024
Customers	Amount		Percentage	Amount	Percentage
A	$	*	*	$5,640,845	11.31%

*	represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s trade receivables：

	For year ended September 30,
	2025		2024
Customers	Amount	Percentage	Amount	Percentage
A	$2,960,676	29.14%	$4,598,274	41.29%
B	2,635,125	25.94%	*	*
C	1,212,345	11.93%	1,356,695	12.18%
D	*	*	1,348,975	12.11%

*	represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended September 30, 2025 and 2024.

	For year ended September 30,
	2025		2024
Suppliers	Amount	Percentage	Amount	Percentage
A	$10,182,721	18.07%	$7,650,136	17.29%
B	7,309,393	12.97%	7,811,310	17.66%
C	6,195,289	10.99%	*	*
D	5,646,083	10.02%	*	*

*	represented the percentage below 10%

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s trade payables:

	As of September 30,
	2025		2024
Suppliers	Amount	Percentage	Amount	Percentage
A	$1,736,521	40.26%	$863,253	65.55%
B	850,441	19.72%	*	*

*	represented the percentage below 10%